Borrowings - Schedule of borrowings repayment schedule (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 42,985	£ 45,465	£ 31,220	£ 30,794
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	2,955	12,121
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,799	1,410
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,689	2,544
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Borrowings	3,129	2,580
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,505	2,493
More than 5 years | By instalments
Disclosure of detailed information about borrowings [line items]
Borrowings	922	869
More than 5 years | Other than by instalments
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 27,986	£ 23,448